NEWMONT LOAN - Long term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Borrowings
Foreign exchange	$ (3,726)		$ (1,595)
Newmont Loan
Borrowings
BGN	9,440		9,647
Accretion during the year	1,382		1,295
Modification gains arising from changes in estimates	(220)		(1,032)
Foreign exchange	(309)		(470)
End	$ 10,293		$ 9,440
Undiscounted cash flow | Newmont Loan
Borrowings
BGN		$ 219,466		$ 219,466
End		219,466		219,466
Discounted cash flow | Newmont Loan
Borrowings
BGN		188,320		182,700
Accretion during the year		28,031		27,713
Modification gains arising from changes in estimates		(4,470)		(22,093)
End		$ 211,881		$ 188,320